Long-term debt-Principal payments (Table) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
Long Term Debt by Maturity [Abstract]
2014	$ 96,823
2015	192,950
2016	185,259
2017	227,259
2018	563,946
2019 and thereafter	356,528
Total	$ 1,622,765	$ 1,867,576